GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

5. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in goodwill for the three months ended March 31, 2022:

	Products	Distribution	Total
Balance, December 31, 2021	$63,646	$2,616	$66,262
Radar acquisition	6,711	—	6,711
Foreign currency translation adjustments	(463)	—	(463)
Balance, March 31, 2022	$69,894	$2,616	$72,510

Gross goodwill and accumulated impairment losses was $80,095 and $7,585, respectively, as of March 31, 2022 and $73,899 and $7,585, respectively, as of December 31, 2021.

Intangible Assets

Intangible assets such as certain customer relationships and patents on core technologies and product technologies are amortizable over their estimated useful lives. Certain trade names and trademarks which provide exclusive and perpetual rights to manufacture and sell their respective products are deemed indefinite-lived and are therefore not subject to amortization.

5. GOODWILL AND OTHER INTANGIBLE ASSETS (Continued)

Intangible assets consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31, 2022
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$83,095	$(54,301)	$28,794	11
Technology	12,523	(11,033)	1,490	7
Tradenames	6,700	(3,523)	3,177	4
Non-compete agreements	1,021	(1,021)	—	4
	$103,339	$(69,878)	$33,461
Indefinite lived intangibles:
Tradenames	16,697	—	16,697	Indefinite
Total	$120,036	$(69,878)	$50,158

	December 31, 2021
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,078	$(52,536)	$21,542	11
Technology	11,978	(10,988)	990	7
Tradenames	6,473	(3,264)	3,209	4
Non-compete agreements	1,037	(1,037)	—	4
	$93,566	$(67,825)	$25,741
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,240	$(67,825)	$42,415

The Company recorded amortization expense of $2,157 and $2,186 for the three months ended March 31, 2022 and 2021, respectively, of which $50 and $198 was included in cost of goods sold in the consolidated statements of operations and comprehensive (loss) income for the respective periods.

The estimated amortization expense for finite-lived intangible assets for the remaining nine months of 2022, the next four years and thereafter is as follows:

Remainder of 2022	$6,202
2023	7,442
2024	4,541
2025	2,553
2026	2,132
Thereafter	10,591
$33,461

8. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in goodwill during the years ended December 31, 2021 and 2020:

	Products	Distribution	Total
Balance, December 31, 2019	$63,564	$2,616	$66,180
Foreign currency translation adjustments	134	—	134
Balance, December 31, 2020	$63,698	$2,616	$66,314
Foreign currency translation adjustments	(52)	—	(52)
Balance, December 31, 2021	$63,646	$2,616	$66,262

Impairment of Goodwill

No impairment losses were recorded during the years ended December 31, 2021 and December 31, 2020. Gross goodwill and accumulated impairment losses was $73,847 and $7,585 as of December 31, 2021 and $73,899 and $7,585, respectively, as of December 31, 2020.

Intangible Assets

Intangible assets such as certain customer relationships and patents on core technologies and product technologies are amortizable over their estimated useful lives. Certain trade names and trademarks which provide exclusive and perpetual rights to manufacture and sell their respective products are deemed indefinite- lived and are therefore not subject to amortization.

8. GOODWILL AND OTHER INTANGIBLE ASSETS (Continued)

Intangible assets, net of amortization, as of December 31, 2021, and 2020 are as follows:

	December 31, 2021
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,078	$(52,536)	$21,542	11
Technology	11,978	(10,988)	990	7
Tradenames	6,473	(3,264)	3,209	4
Non-compete agreements	1,037	(1,037)	—	4
	$93,566	$(67,825)	$25,741
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,240	$(67,825)	$42,415

	December 31, 2020
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,123	$(45,815)	$28,308	11
Technology	11,991	(10,333)	1,658	7
Tradenames	6,490	(2,135)	4,355	4
Non-compete agreements	1,041	(1,027)	14	4
	$93,645	$(59,310)	$34,335
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,319	$(59,310)	$51,009

The Company recorded amortization expense of $8,575 and $9,238 for the years ended December 31, 2021 and 2020, respectively, of which $666 and $1,342 was included in cost of goods sold in the consolidated statements of operations and comprehensive income for the respective years.

The estimated amortization expense for finite-lived intangible assets for the next five years and thereafter is presented below.

2022	$7,682
2023	6,753
2024	3,855
2025	1,855
2026	1,440
Thereafter	4,156
$25,741